Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Components of Inventory	The components of inventories are as follows:

	December 31
	2013	2014
	US$	US$
Finished goods	9,117	9,787
Work in process	17,218	20,835
Raw materials	7,331	13,454

	33,666	44,076